                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-3984

                   (Investment Company Act File Number)

                   Federated International Series, Inc.
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 11/30/03

           Date of Reporting Period: Fiscal year ended 11/30/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated International Bond Fund

Established 1991

A Portfolio of Federated International Series, Inc.

13TH ANNUAL SHAREHOLDER REPORT

November 30, 2003

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

BOARD OF DIRECTORS AND CORPORATION OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.06	$ 8.97	$8.63	$9.68	$11.22
Income From Investment Operations:
Net investment income	0.31 [1]	0.30 [1,2]	0.34 [1]	0.43 [1]	0.55 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.93	0.79 [2]	--	(1.30)	(1.63)

TOTAL FROM INVESTMENT OPERATIONS	2.24	1.09	0.34	(0.87)	(1.08)

Less Distributions:
Distributions from net investment income	(0.54)	--	--	(0.02)	(0.46)
Distribution from paid in capital[3]	--	--	--	(0.16)	--

TOTAL FROM DISTRIBUTIONS	(0.54)	--	--	(0.18)	(0.46)

Net Asset Value, End of Period	$11.76	$10.06	$8.97	$8.63	$ 9.68

Total Return[4]	23.25%	12.15%	3.94%	(9.15)%	(9.87)%

Ratios to Average Net Assets:

Expenses	1.25%	1.73%	1.58%	1.55%	1.46%

Net investment income	2.80%	3.27%[2]	3.85%	4.68%	5.19%

Expense waiver/reimbursement[5]	0.64%	0.55%	0.38%	0.22%	0.23%

Supplemental Data:

Net assets, end of period (000 omitted)	$88,753	$33,663	$63,587	$72,867	$115,155

Portfolio turnover	126%	208%	436%	116%	52%

1 Per share information presented is based upon the average number of shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 3.61% to 3.27%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 9.86	$8.86	$8.58	$9.66	$11.19
Income From Investment Operations:
Net investment income	0.23 [1]	0.24 [1,2]	0.28 [1]	0.35 [1]	0.47 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.90	0.76 [2]	--	(1.29)	(1.62)

TOTAL FROM INVESTMENT OPERATIONS	2.13	1.00	0.28	(0.94)	(1.15)

Less Distributions:
Distributions from net investment income	(0.48)	--	--	(0.01)	(0.38)
Distribution from paid in capital[3]	--	--	--	(0.13)	--

TOTAL FROM DISTRIBUTIONS	(0.48)	--	--	(0.14)	(0.38)

Net Asset Value, End of Period	$11.51	$9.86	$8.86	$8.58	$ 9.66

Total Return[4]	22.43%	11.29%	3.26%	(9.84)%	(10.47)%

Ratios to Average Net Assets:

Expenses	1.97%	2.45%	2.30%	2.27%	2.18%

Net investment income	2.09%	2.58%[2]	3.14%	3.90%	4.47%

Expense waiver/reimbursement[5]	0.42%	0.33%	0.16%	--	0.01%

Supplemental Data:

Net assets, end of period (000 omitted)	$16,051	$9,433	$6,952	$7,678	$10,702

Portfolio turnover	126%	208%	436%	116%	52%

1 Per share information presented is based upon the average number of shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 2.92% to 2.58%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 9.86	$8.86	$8.58	$9.67	$11.20
Income From Investment Operations:
Net investment income	0.23 [1]	0.24 [1,2]	0.28 [1]	0.35 [1]	0.47 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.90	0.76 [2]	--	(1.29)	(1.62)

TOTAL FROM INVESTMENT OPERATIONS	2.13	1.00	0.28	(0.94)	(1.15)

Less Distributions:
Distributions from net investment income	(0.49)	--	--	(0.02)	(0.38)
Distribution from paid in capital[3]	--	--	--	(0.13)	--

TOTAL FROM DISTRIBUTIONS	(0.49)	--	--	(0.15)	(0.38)

Net Asset Value, End of Period	$11.50	$9.86	$8.86	$8.58	$ 9.67

Total Return[4]	22.51%	11.29%	3.26%	(9.91)%	(10.46)%

Ratios to Average Net Assets:

Expenses	1.97%	2.45%	2.30%	2.27%	2.18%

Net investment income	2.10%	2.57%[2]	3.14%	3.91%	4.47%

Expense waiver/reimbursement[5]	0.42%	0.33%	0.16%	--	0.01%

Supplemental Data:

Net assets, end of period (000 omitted)	$23,051	$5,841	$2,675	$2,720	$4,281

Portfolio turnover	126%	208%	436%	116%	52%

1 Per share information presented is based upon the average number of shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 2.91% to 2.57%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

From December 1, 2002 through November 30, 2003, Federated International Bond Fund's total returns, based on net asset value, were 23.25% for Class A Shares, 22.43% for Class B Shares and 22.51% for Class C Shares.1 The fund significantly outperformed its Lipper peer group, the International2 Income Funds category, which returned 16.31% for the reporting period.3 The J.P. Morgan Global (ex-U.S.) Government Bond Index, the fund's benchmark, returned 19.65% during the same period.4

As of November 30, 2003, the fund paid an income stream of $0.537 per share for Class A Shares, $0.475 for Class B Shares and $0.490 for Class C Shares. The fund's 30-day SEC yield, as of November 30, 2003, based on net asset value was 2.45% for Class A Shares, 1.74% for Class B Shares, and 1.75% for Class C Shares.5

Currency allocations helped the fund to deliver a positive return versus its benchmark index. The fund had overweight positions in five of the ten best-performing currencies versus the U.S. dollar. Overweight allocations to commodity-related currencies (the Australian, Canadian, and New Zealand dollars) and the euro contributed positively to performance. The fund also had significant exposure to corporate bonds, especially in the Telecommunication Services and Financials sectors, which had excellent returns versus government and other corporate bond sectors.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns based on offering price (i.e., less any applicable sales charge) for Class A, Class B and Class C Shares were 17.75%, 16.93% and 20.29%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 International investing involves special risks including currency risk, increased volatility of foreign securities and differences in auditing and other financial standards.

3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. They do not reflect sales charges.

4 The J.P. Morgan Global (ex-U.S.) Government Bond Index is the standard unmanaged foreign securities index representing major government bond markets. Investments cannot be made in an index.

5 The fund's 30-day SEC yield as of November 30, 2003, based on an offering price was 2.34% for Class A Shares, 1.74% for Class B Shares and 1.73% for Class C Shares.

GROWTH OF A $10,000 INVESTMENT -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Bond Fund (Class A Shares) (the "Fund") from November 30, 1993 to November 30, 2003 compared to the J.P. Morgan Global (ex. U.S.) Government Index (JPMGXUS).2

Average Annual Total Returns[3] for the Period Ended 11/30/2003
1 Year	17.75%
5 Years	2.35%
10 Years	4.51%
Start of Performance (6/4/1991)	6.46%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The JPMGXUS has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The JPMGXUS is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Bond Fund (Class B Shares) (the "Fund") from September 28, 1994 (start of performance) to November 30, 2003 compared to the J.P. Morgan Global (ex. U.S.) Government Index (JPMGXUS).2

Average Annual Total Returns[3] for the Period Ended 11/30/2003
1 Year	16.93%
5 Years	2.21%
Start of Performance (9/28/1994)	5.17%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The JPMGXUS has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The JPMGXUS is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Bond Fund (Class C Shares) (the "Fund") from November 30, 1993 to November 30, 2003 compared to the J.P. Morgan Global (ex. U.S.) Government Index (JPMGXUS).2

Average Annual Total Returns[3] for the Period Ended 11/30/2003
1 Year	20.29%
5 Years	2.38%
10 Years	4.13%
Start of Performance (4/1/1993)	5.64%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The JPMGXUS has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The JPMGXUS is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

November 30, 2003

Foreign Currency Par Amount		Credit Rating	[1]	Value in U.S. Dollars
	BONDS--96.3%
	AUSTRALIAN DOLLAR--3.2%
	State/Provincial--3.2%
1,425,000	New South Wales, State of, Local Gov't. Guarantee, 6.50%, 5/1/2006	AAA/Aaa		$1,044,990
1,500,000	New South Wales, State of, Local Gov't. Guarantee, (Series 12RG), 6.00%, 5/1/2012	AAA		1,073,734
2,600,000	Queensland, State of, (Series 07G), 8.00%, 9/14/2007	AAA/Aaa		2,010,312

	TOTAL AUSTRALIAN DOLLAR			4,129,036

	BRITISH POUND--7.2%
	Sovereign--6.1%
1,000,000	United Kingdom, Government of, Bond, 5.00%, 3/7/2008	AAA/Aaa		1,729,898
1,400,000	United Kingdom, Government of, Bond, 5.75%, 12/7/2009	AAA/Aaa		2,507,931
2,100,000	United Kingdom, Government of, Treasury Bill, 5.00%, 3/7/2012	AAA		3,616,874

	TOTAL			7,854,703

	Telecommunications & Cellular--1.1%
800,000	France Telecommunications, Unsub., (Series MTN1), 7.00%, 11/10/2005	BBB-/Baa3		1,422,150

	TOTAL BRITISH POUND			9,276,853

	CANADIAN DOLLAR--5.0%
	Sovereign--5.0%
1,900,000	Canada, Government of, 5.25%, 6/1/2012	AAA/Aaa		1,516,734
1,900,000	Canada, Government of, Bond, 6.00%, 9/1/2005	Aa1		1,539,333
1,800,000	Canada, Government of, Bond, 6.00%, 6/1/2008	AAA/Aa1		1,499,595
300,000	Canada, Government of, Bond, 9.25%, 6/1/2022	AAA/Aa1		340,937
1,400,000	Canada, Government of, Deb., 8.00%, 6/1/2023	AAA/Aa1		1,433,434

	TOTAL CANADIAN DOLLAR			6,330,033

	DANISH KRONE--1.0%
	Sovereign--1.0%
2,000,000	Denmark, Government of, 7.00%, 11/15/2007	AAA/Aaa		361,570
5,300,000	Denmark, Government of, Note, 4.00%, 8/15/2008	AAA/Aaa		860,575

	TOTAL DANISH KRONE			1,222,145

Foreign Currency Par Amount		Credit Rating	[1]	Value in U.S. Dollars
	BONDS--continued
	EURO--53.0%
	Automotive--1.5%
1,500,000	Porsche International Finance PLC, Company Guarantee, 5.25%, 6/5/2007	NR		$1,880,608

	Banking--3.4%
1,000,000	BNP Paribas Capital Trust IV, Sub., 6.342%, 1/29/2049	A/A1		1,295,130
1,200,000	Credit Suisse Group Cap V, 6.905%, 11/29/2049	BBB+/A2		1,577,047
600,000	Landesbank Schleswig-Holstein, Note, 7.4075%, 6/29/2049	A3		753,647
600,000	Royal Bank of Scotland Group PLC, Bond, 6.77%, 3/31/2049	A-/A1		754,115

	TOTAL			4,379,939

	Finance--1.1%
1,000,000	CL Capital Trust I, Bond, 7.047%, 4/29/2049	BBB/A3		1,345,160

	Finance - Automotive--4.1%
2,300,000	Ford Motor Credit Co., Unsub., 6.00%, 2/14/2005	BBB+/A3		2,830,756
2,000,000	General Motors Acceptance Corp., Unsub., 5.50%, 2/2/2005	BBB/A3		2,454,449

	TOTAL			5,285,205

	Financial Intermediaries--0.9%
920,000	Goldman Sachs Group, Inc., Note, (Series EMTN), 5.125%, 4/24/2013	A+/Aa3		1,122,369

	Media--0.9%
1,000,000	Pearson PLC, 4.625%, 7/8/2004	BBB+/Baa1		1,214,147

	Oil & Gas--1.4%
1,400,000	Pemex Project Funding Master, (Series REGS), 7.75%, 8/2/2007	BBB-/Baa1		1,830,818

	Sovereign--34.7%
700,000	Austria, Government of, Note, 3.80%, 10/20/2013	AAA		794,348
1,000,000	Buoni Poliennali Del Tes, Sr. Unsub., 5.00%, 8/1/2034	AA/Aa2		1,161,478
3,550,000	Finland, Government of, Note, 3.00%, 7/4/2008	AAA/Aaa		4,124,188
2,800,000	France, Government of, Bond, 4.75%, 10/25/2012	Aaa		3,448,258
2,850,000	Germany, Government of, 5.25%, 1/4/2008	AAA/Aaa		3,635,044
1,900,000	Germany, Government of, Bond, 4.50%, 8/18/2006	AAA/Aaa		2,360,676
2,950,000	Germany, Government of, Bond, 4.50%, 1/4/2013	AAA/Aaa		3,575,009
3,350,000	Germany, Government of, Bond, 5.00%, 7/4/2011	Aaa		4,219,719
3,000,000	Germany, Government of, Bond, 5.00%, 1/4/2012	AAA		3,774,173
1,705,000	Germany, Government of, Bond, 5.50%, 1/4/2031	AAA		2,185,082
1,900,000	Greece, Government of, Sr. Unsub., 5.90%, 10/22/2022	A/A2		2,495,852
Foreign Currency Par Amount		Credit Rating	[1]	Value in U.S. Dollars
	BONDS--continued
	EURO--continued
	Sovereign--continued
2,000,000	Italy, Government of, 4.50%, 5/1/2009	AA/NR		$2,466,206
2,600,000	Italy, Government of, Sr. Unsub., 5.25%, 8/1/2017	AA/Aa2		3,272,198
1,150,000	Spain, Government of, Bond, 4.25%, 10/31/2007	AA+/Aaa		1,413,964
1,000,000	Spain, Government of, Bond, 4.95%, 7/30/2005	Aa2		1,242,222
3,200,000	Spain, Government of, Bond, 5.50%, 7/30/2017	AA+/Aaa		4,137,176

	TOTAL			44,305,593

	Telecommunications & Cellular--5.0%
1,000,000	France Telecommunications, Bond, (Series REGS), 6.25%, 3/14/2004	BBB-/Baa3		1,215,647
1,200,000	France Telecommunications, Unsub., (Series EMTN), 7.25%, 1/28/2013	BBB-/Baa3		1,660,478
1,000,000	Royal KPN NV, Sub., (Series 4-1), 3.50%, 11/24/2005	BBB-		1,199,750
1,800,000	Telekomunikacja Polska S.A. Eurofinance BV, Company Guarantee, (Series EMTN), 6.625%, 3/1/2006	BBB/Baa2		2,292,470

	TOTAL			6,368,345

	TOTAL EURO			67,732,184

	JAPANESE YEN--22.2%
	Agency--2.2%
300,000,000	Federal National Mortgage Association, Note, (Series EMTN), 1.75%, 3/26/2008	Aaa		2,877,962

	Banking--6.4%
300,000,000	KFW International Finance, 1.75%, 3/23/2010	AAA/Aaa		2,902,479
300,000,000	OEK Oest. Kontrollbank, Gilt, 1.80%, 3/22/2010	AAA		2,908,917
250,000,000	Pfandbriefstelle der Oesterreichischen Landes & Hypothekenbanken, Sr. Unsub., (Series EMTN), 1.60%, 2/15/2011	Aaa		2,376,044

	TOTAL			8,187,440

	Finance--1.3%
175,000,000	AIG SunAmerica Institutional Funding II, (Series EMTN), 1.20%, 1/26/2005	AAA/Aaa		1,614,813

	Financial Intermediaries--2.3%
300,000,000	Eksportfinans, Bond, 1.80%, 6/21/2010	AAA/Aaa		2,897,274

	Pharmaceutical--2.1%
300,000,000	Pfizer, Inc., Bond, (Series INTL), 0.80%, 3/18/2008	AAA/Aaa		2,758,436

Foreign Currency Par Amount or Shares		Credit Rating	[1]	Value in U.S. Dollars
	BONDS--continued
	JAPANESE YEN--continued
	Sovereign--4.2%
300,000,000	Inter-American Development Bank, Bond, 1.90%, 7/8/2009	AAA/Aaa		$2,926,448
250,000,000	Italy, Government of, Bond, 1.80%, 2/23/2010	AA/Aa3		2,421,814

	TOTAL			5,348,262

	State/Provincial--2.3%
300,000,000	Ontario, Province of, Note, (Series EMTN), 1.875%, 1/25/2010	AA-/Aa3		2,917,819

	Telecommunications & Cellular--1.4%
200,000,000	Deutsche Telekom International Finance BV, Company Guarantee, 2.00%, 6/15/2005	BBB+/Baa3		1,855,034

	TOTAL JAPANESE YEN			28,457,040

	NORWEGIAN KRONE--0.8%
	Sovereign--0.8%
6,500,000	Norway, Government of, Bond, 6.75%, 1/15/2007	AAA/Aaa		1,032,602

	SWEDISH KRONA--3.9%
	Sovereign--3.9%
18,000,000	Sweden, Government of, Bond, 3.50%, 4/20/2006	AA+/Aaa		2,371,602
11,300,000	Sweden, Government of, Bond, 5.00%, 1/28/2009	AAA/Aaa		1,533,219
8,000,000	Sweden, Government of, Bond, 5.25%, 3/15/2011	AAA/Aaa		1,096,340

	TOTAL SWEDISH KRONA			5,001,161

	TOTAL BONDS (IDENTIFIED COST $115,783,083)			123,181,054

	PURCHASE CALL OPTIONS--0.1%
7,000,000	BONY AUD Put, JPY call, expiration date 01/2004			51
6,000,000	BONY CAD Put, JPY call, expiration date 01/2004			8,557
5,000,000	BONY Euro Put, JPY call, expiration date 02/2004			45,590

	TOTAL PURCHASE CALL OPTIONS (IDENTIFIED COST $201,096)			54,198

	MUTUAL FUND--2.4%[2]
3,087,544	Prime Value Obligations Fund, IS Shares (at net asset value)			3,087,544

	TOTAL INVESTMENTS--98.8% (IDENTIFIED COST $119,071,723)[3]			126,322,796

	OTHERS ASSETS AND LIABILITIES -- NET --1.2%			1,532,610

	TOTAL NET ASSETS--100%			$127,855,406

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Affiliated company.

3 The cost of investments for federal tax purposes amounts to $119,432,688.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2003

Assets:
Total investments in securities, at value including $3,087,544 of investments in affiliated issuers (Note 6) (identified cost $119,071,723)		$126,322,796
Cash denominated in foreign currency (identified cost $787,826)		805,759
Income receivable		2,479,649
Receivable for investments sold		2,390,665
Receivable for shares sold		943,112
Net receivable for foreign currency exchange contracts		19,625

TOTAL ASSETS		132,961,606

Liabilities:
Payable for investments purchased	$4,857,701
Payable for shares redeemed	123,163
Payable to bank	545
Payable for transfer and dividend disbursing agent fees and expenses (Note 6)	21,766
Payable for portfolio accounting fees (Note 6)	8,667
Payable for distribution services fee (Note 6)	24,583
Payable for shareholder services fee (Note 6)	25,409
Accrued expenses	44,366

TOTAL LIABILITIES		5,106,200

Net assets for 10,945,166 shares outstanding		$127,855,406

Net Assets Consist of:
Paid in capital		$117,727,801
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		7,343,454
Accumulated net realized loss on investments and foreign currency transactions		(5,503,338)
Undistributed net investment income		8,287,489

TOTAL NET ASSETS		$127,855,406

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($88,753,405 ÷ 7,545,737 shares outstanding)		$11.76

Offering price per share (100/95.50 of $11.76)[1]		$12.31

Redemption proceeds per share		$11.76

Class B Shares:
Net asset value per share ($16,050,919 ÷ 1,394,575 shares outstanding)		$11.51

Offering price per share		$11.51

Redemption proceeds per share (94.50/100 of $11.51)[1]		$10.88

Class C Shares:
Net asset value per share ($23,051,082 ÷ 2,004,854 shares outstanding)		$11.50

Offering price per share (100/99.00 of $11.50)[1]		$11.62

Redemption proceeds per share (99.00/100 of $11.50)[1]		$11.39

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2003

Investment Income:
Interest			$3,439,743
Dividends (received from affiliated issuers) (Note 6)			31,288

TOTAL INCOME			3,471,031

Expenses:
Investment adviser fee (Note 6)		$642,897
Administrative personnel and services fee (Note 6)		188,597
Custodian fees		43,762
Transfer and dividend disbursing agent fees and expenses (Note 6)		105,697
Directors'/Trustees' fees		5,317
Auditing fees		18,059
Legal fees		7,142
Portfolio accounting fees (Note 6)		82,241
Distribution services fee--Class A Shares (Note 6)		145,757
Distribution services fee--Class B Shares (Note 6)		99,837
Distribution services fee--Class C Shares (Note 6)		105,789
Shareholder services fee--Class A Shares (Note 6)		145,757
Shareholder services fee--Class B Shares (Note 6)		33,279
Shareholder services fee--Class C Shares (Note 6)		35,263
Share registration costs		42,257
Printing and postage		34,296
Insurance premiums		7,795
Taxes		9,944
Interest expense		1,425
Miscellaneous		1,732

TOTAL EXPENSES		1,756,843

Waivers and Reimbursement (Note 6):
Waiver/reimbursement of investment adviser fee	$(356,232)
Waiver of administrative personnel and services fee	(3,597)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,515)
Waiver of distribution services fee--Class A Shares	(128,266)
TOTAL WAIVERS AND REIMBURSEMENT		(489,610)

Net expenses			1,267,233

Net investment income			2,203,798

Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			7,320,909
Net change in unrealized appreciation of investments, options contracts and translation of assets and liabilities in foreign currency			4,944,860

Net realized and unrealized gain on investments and foreign currency transactions			12,265,769

Change in net assets resulting from operations			$14,469,567

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,203,798	$1,619,918
Net realized gain on investments and foreign currency transactions	7,320,909	710,709
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	4,944,860	1,591,672

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,469,567	3,922,299

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,837,909)	--
Class B Shares	(464,315)	--
Class C Shares	(304,888)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,607,112)	--

Share Transactions:
Proceeds from sale of shares	169,801,029	26,591,414
Net asset value of shares issued to shareholders in payment of distributions declared	1,283,996	--
Cost of shares redeemed	(104,029,088)	(54,791,295)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	67,055,937	(28,199,881)

Change in net assets	78,918,392	(24,277,582)

Net Assets:
Beginning of period	48,937,014	73,214,596

End of period (including undistributed net investment income of $8,287,489 and $2,472,958, respectively)	$127,855,406	$48,937,014

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2003

1. ORGANIZATION

Federated International Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Bond Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A, Class B and Class C Shares. The Fund's objective is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Fixed income securities (government securities, asset backed securities and other fixed income securities), listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the lastest bid and ask price as furnished by an independent pricing service. With respect to valuation of foreign securities, trading in foreign cities may be completed at times that vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contract

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2003, the Fund had outstanding foreign currency exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Bought:

December 1, 2003	1,545,552 Euros	$1,833,998	$1,854,276	$20,278

December 3, 2003	11,104,908 Swedish Krona	1,464,409	1,471,433	7,024

Contract Sold:

December 3, 2003	1,226,994 Euros	1,464,409	1,472,086	(7,677)

NET UNREALIZED APPRECIATION				$19,625

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CHANGE IN ACCOUNTING POLICY

Effective December 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities as part of investment income.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization as part of investment income on the financial statements is as follows:

	As of 12/1/2001		As of 11/30/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)
Increase (Decrease)	$(33,893)	$(33,893)	$(175,035)	$41,866	$133,169

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

4. CAPITAL STOCK

At November 30, 2003, par value shares ($0.0001 per share) authorized were as follows:

Shares Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	500,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
TOTAL	1,500,000,000

Transactions in capital stock were as follows:

Year Ended November 30	2003		2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	12,139,785	$134,782,943	1,929,900	$18,016,889
Shares issued to shareholders in payment of distributions declared	82,941	819,530	--	--
Shares redeemed	(8,023,644)	(88,539,796)	(5,671,278)	(50,759,478)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,199,082	$47,062,677	(3,741,378)	$(32,742,589)

Year Ended November 30	2003		2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,213,910	$13,035,941	480,908	$4,575,348
Shares issued to shareholders in payment of distributions declared	32,350	315,092	--	--
Shares redeemed	(808,163)	(8,708,078)	(309,326)	(2,850,106)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	438,097	$4,642,955	171,582	$1,725,242

Year Ended November 30	2003		2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,021,090	$21,982,145	416,500	$3,999,177
Shares issued to shareholders in payment of distributions declared	15,368	149,374	--	--
Shares redeemed	(623,733)	(6,781,214)	(126,338)	(1,181,711)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,412,725	$15,350,305	290,162	$2,817,466

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	6,049,904	$67,055,937	(3,279,634)	$(28,199,881)

5. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, reclass of gain/loss on options, discount accretion/premium amortization on debt securities and expired capital loss carryforward.

For the year ended November 30, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$(3,397,390)	$6,217,845	$(2,820,455)

Net investment income (loss), net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2003 and 2002 was as follows:

	2003	2002
Ordinary income[1]	$2,607,112	$--

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$8,309,945

Net unrealized appreciation	$6,982,489

Capital loss carryforward	$5,164,829

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to the differing treatments for the tax deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

At November 30, 2003, the cost of investments for federal tax purposes was $119,432,688. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $6,890,108. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,089,638 and net unrealized depreciation from investments for those securities having an excess of cost over value of $199,530.

At November 30, 2003, the Fund had a capital loss carryforward of $5,164,829, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$3,782,266

2009	$1,210,965

2010	$ 171,598

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by Federated Investment Management Company ("FIMC"), an affiliate of the Fund's Adviser. FIMC has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $31,288 for the period.

Administrative Fee

Federated Administrative Services ("FAS") under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended November 30, 2003, the fees paid to FAS and FServ were $15,307 and $169,693, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the fiscal year ended November 30, 2003, FSC retained $39,631 in sales charges from the sale of Class A Shares. FSC also retained $9,170 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2003, were as follows:

Purchases	$163,187,246

Sales	$101,636,271

8. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2003, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	16.5%
Germany	15.4%
United Kingdom	7.7%
Italy	7.3%
Canada	7.2%
France	6.1%
Spain	5.3%
Austria	4.7%
Netherlands	4.2%
Sweden	3.9%
Australia	3.2%
Finland	3.2%
Norway	3.1%
Japan	2.3%
Greece	2.0%
Ireland	1.5%
Cayman Islands	1.2%
Denmark	1.0%
Luxembourg	0.6%

9. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of November 30, 2003, there were no outstanding loans. During the year ended November 30, 2003, the maximum outstanding borrowing was $4,902,000. The Fund had an average outstanding daily balance of $1,328,036 with a high and low interest rate of 1.81% and 1.50%, respectively, representing only the days LOC was utilized. Interest expense totaled $1,425 for the year ended November 30, 2003.

10. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2003, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF DIRECTORS OF FEDERATED INTERNATIONAL SERIES, INC. AND SHAREHOLDERS OF FEDERATED INTERNATIONAL BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated International Bond Fund (the "Fund") (one of the portfolios constituting Federated International Series, Inc.) as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International Bond Fund of Federated International Series, Inc. at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
January 12, 2004

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises two portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios.

The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: March 1984

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: January 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 2000

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: March 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania, Passport Research, Ltd., and Passport Research III Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: January 2003

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania, Passport Research, Ltd., and Passport Research III Ltd.

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: March 1984

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Robert M. Kowit Birth Date: June 27, 1945 VICE PRESIDENT Began serving: November 1999

Robert M. Kowit is Vice President of the Corporation. Mr. Kowit joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. He served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President/Portfolio Manager of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in Finance.

Uri D. Landesman Birth Date: November 23, 1961 VICE PRESIDENT Began serving: May 2003

Uri. D. Landesman is Vice President of the Corporation. Mr. Landesman joined Federated in February 2003 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Landesman served as Principal/Portfolio Manager of Arlington Capital Management from July 2001 to February 2003, and as Principal/Chief Investment Officer of Aaron Fleck & Associates, LLC/A.F.A. Management Partners, L.P. from April 1999 through June 2001. Mr. Landesman was a Vice President, Lead Portfolio Manager with J.P. Morgan Investment Management from February 1997 through March 1999. He received his B.A. from Yeshiva College, Yeshiva University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated International Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420G408
Cusip 31420G507
Cusip 31420G606

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

3010401 (1/04)

Federated Investors
World-Class Investment Manager

Federated International Equity Fund

Established 1984

A Portfolio of Federated International Series, Inc.

20TH ANNUAL SHAREHOLDER REPORT

November 30, 2003

FINANCIAL HIGHLIGHTS
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
BOARD OF DIRECTORS AND OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,
	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$12.14	$14.92	$22.14	$29.16	$19.56
Income From Investment Operations:
Net investment income (loss)	0.04 [1]	(0.01)[1]	0.02 [1]	(0.03)[1]	(0.12)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.33	(2.77)	(5.60)	(3.58)	11.20

TOTAL FROM INVESTMENT OPERATIONS	2.37	(2.78)	(5.58)	(3.61)	11.08

Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--	--	(1.64)	(3.41)	(1.48)

Net Asset Value, End of Period	$14.51	$12.14	$14.92	$22.14	$29.16

Total Return[2]	19.52%	(18.63)%	(27.32)%	(14.69)%	61.10%

Ratios to Average Net Assets:

Expenses	1.79%[3]	1.72%[3]	1.60%	1.54%	1.67%

Net investment income (loss)	0.35%	(0.05)%	0.10%	(0.11)%	(0.57)%

Expense waiver/reimbursement[4]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	--

Supplemental Data:

Net assets, end of period (000 omitted)	$210,332	$264,843	$349,203	$486,558	$389,592

Portfolio turnover	150%	103%	225%	283%	297%

1 Per share information is based on average outstanding shares.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.79% and 1.72% for the years ended November 30, 2003 and November 30, 2002, respectively, after taking into account these expense reductions.

4 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,
	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$11.22	$13.89	$20.86	$27.87	$18.89
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.10)[1]	(0.11)[1]	(0.22)[1]	(0.26)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.12	(2.57)	(5.22)	(3.38)	10.72

TOTAL FROM INVESTMENT OPERATIONS	2.08	(2.67)	(5.33)	(3.60)	10.46

Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--	--	(1.64)	(3.41)	(1.48)

Net Asset Value, End of Period	$13.30	$11.22	$13.89	$20.86	$27.87

Total Return[2]	18.54%	(19.22)%	(27.84)%	(15.41)%	59.90%

Ratios to Average Net Assets:

Expenses	2.54%[3]	2.47%[3]	2.35%	2.29%	2.42%

Net investment income (loss)	(0.40)%	(0.79)%	(0.64)%	(0.85)%	(1.28)%

Expense waiver/reimbursement[4]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	--

Supplemental Data:

Net assets, end of period (000 omitted)	$39,772	$41,084	$64,928	$97,339	$62,786

Portfolio turnover	150%	103%	225%	283%	297%

1 Per share information is based on average outstanding shares.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.54% and 2.47% for the years ended November 30, 2003 and November 30, 2002, respectively, after taking into account these expense reductions.

4 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,
	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$11.06	$13.70	$20.59	$27.50	$18.66
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.10)[1]	(0.10)[1]	(0.21)[1]	(0.26)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.10	(2.54)	(5.15)	(3.29)	10.58

TOTAL FROM INVESTMENT OPERATIONS	2.06	(2.64)	(5.25)	(3.50)	10.32

Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--	--	(1.64)	(3.41)	(1.48)

Net Asset Value, End of Period	$13.12	$11.06	$13.70	$20.59	$27.50

Total Return[2]	18.63%	(19.27)%	(27.81)%	(15.24)%	59.89%

Ratios to Average Net Assets:

Expenses	2.54%[3]	2.47%[3]	2.35%	2.29%	2.42%

Net investment income (loss)	(0.40)%	(0.79)%	(0.64)%	(0.82)%	(1.27)%

Expense waiver/reimbursement[4]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	--

Supplemental Data:

Net assets, end of period (000 omitted)	$66,305	$56,214	$67,125	$73,717	$41,602

Portfolio turnover	150%	103%	225%	283%	297%

1 Per share information is based on average outstanding shares.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.54% and 2.47% for the years ended November 30, 2003 and November 30, 2002, respectively, after taking into account these expense reductions.

4 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

As of November 30, 2003, the fund produced 12-month total returns of 19.52%, 18.54% and 18.63% for Class A, Class B and Class C Shares, respectively, based on net asset value.1 Federated International Equity Fund underperformed the 22.64% return of its Lipper International Funds2 peer group and also lagged its benchmark, the Morgan Stanley Capital International--Europe, Australasia and Far East Growth Index (MSCI-EAFE GI),3 which returned 20.63% for the same period.

The fund's performance in 2003 was driven by both our stock selection and average overweight in the Information Technology sector. Our top three stocks of the year, ASM Lithography Holding NV (Dutch semiconductor equipment manufacturer), SAP (German enterprise software provider) and Nikon Cardial Corp. (Japanese consumer electronics and semiconductor equipment manufacturer) are all technology companies. We also benefitted from good stock selection in the United Kingdom, a big investment in Canadian gold miner Placer Dome, Inc. (a beneficiary of the weak U.S. dollar), and our overweight in the Russian energy stocks (those companies dramatically outperformed their global integrated peers). On the negative side, we were hurt by our stock selection in the Consumer Discretionary sector, our overweight in France and our underweight in Australia.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns based on offering price (i.e., less any applicable sales charge), for Class A, Class B and Class C Shares were 12.92%, 13.04% and 16.47%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated. Lipper returns do not take sales charges into account.

3 The MSCI--EAFE GI is a standard, unmanaged foreign securities index representing a subset of the MSCI Global Growth Index designed to measure developed market equity performance, excluding the United States and Canada. MSCI-EAFE GI returns are denominated in U.S. dollars. Investments cannot be made in an index.

GROWTH OF A $10,000 INVESTMENT -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Equity Fund (Class A Shares) (the "Fund") from November 30, 1993 to November 30, 2003 compared to the Morgan Stanley Capital International Europe, Australasia, and Far East Growth Index (MSCI-EAFE GI)2,3 and the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI-EAFE).2,3

Average Annual Total Returns[4] for the Period Ended 11/30/2003
1 Year	12.92%
5 Years	(1.70)%
10 Years	3.61%
Start of Performance (8/17/1984)	8.92%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. As of October 1, 1994, the maximum sales charge was 5.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE GI and MSCI-EAFE have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The MSCI-EAFE GI and MSCI-EAFE are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The Fund's investment adviser changed its benchmark index to MSCI-EAFE GI from the MSCI-EAFE because it is more reflective of the Fund's current investment strategy.

4 Total returns quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Equity Fund (Class B Shares) (the "Fund") from September 28, 1994 (start of performance) to November 30, 2003 compared to the Morgan Stanley Capital International Europe, Australasia, and Far East Growth Index (MSCI-EAFE GI)2,3 and the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI-EAFE).2,3

Average Annual Total Returns[4] for the Period Ended 11/30/2003
1 Year	13.04%
5 Years	(1.64)%
Start of Performance (9/28/1994)	1.88%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE GI and MSCI-EAFE have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The MSCI-EAFE GI and MSCI-EAFE are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The Fund's investment adviser changed its benchmark index to MSCI-EAFE GI from the MSCI-EAFE because it is more reflective of the Fund's current investment strategy.

4 Total returns quoted reflects all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Equity Fund (Class C Shares) (the "Fund") from November 30, 1993 to November 30, 2003 compared to the Morgan Stanley Capital International Europe, Australasia, and Far East Growth Index (MSCI-EAFE GI)2,3 and the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI-EAFE).2,3

Average Annual Total Returns[4] for the Period Ended 11/30/2003
1 Year	16.47%
5 Years	(1.49)%
10 Years	3.27%
Start of Performance (4/1/1993)	4.02%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE GI and MSCI-EAFE have not been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The MSCI-EAFE GI and MSCI-EAFE are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The Fund's investment adviser changed its benchmark index to MSCI-EAFE GI from the MSCI-EAFE because it is more reflective of the Fund's current investment strategy.

4 Total returns quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

November 30, 2003

Shares			Value in U.S. Dollars
		COMMON STOCKS--97.6%
		Australia--1.8%
166,014		News Corp. Ltd., ADR	$5,685,980

		Canada--2.6%
445,000		Placer Dome, Inc.	8,076,750

		France--10.6%
131,300		Dassault Systemes SA	5,864,737
39,400		Etablissements Economiques du Casino Guichard-Perrachon SA	3,672,891
78,400		L'Oreal SA	5,822,339
116,000		Sanofi-Synthelabo SA	7,863,161
64,655		Total SA, Class B	10,456,414

		TOTAL	33,679,542

		Germany, Federal Republic of--4.7%
71,500		BASF AG	3,539,370
148,600		Bayer AG	4,018,495
433,800		Deutsche Telekom AG, Class REG	7,208,254

		TOTAL	14,766,119

		Guernsey--1.2%
153,000	[1]	Amdocs Ltd.	3,828,060

		Israel--2.3%
122,100		Teva Pharmaceutical Industries Ltd., ADR	7,354,803

		Italy--3.1%
422,100		Mediaset SpA	4,790,681
1,021,500		UniCredito Italiano Spa	5,135,032

		TOTAL	9,925,713

		Japan--24.6%
372,000		Dai Nippon Printing Co. Ltd.	5,129,160
1,200		East Japan Railway Co.	5,478,702
654		Fuji Television Network, Inc.	3,230,736
131,200		Honda Motor Co. Ltd.	5,367,082
28,500		Hoya Corp.	2,498,288
67,000		Kyocera Corp.	4,080,628
3,000		NTT DoCoMo, Inc.	6,464,868
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Japan--continued
797,000		Nikko Cordial Corp.	$4,024,481
436,000		Nomura Holdings, Inc.	6,927,270
148,300		Pioneer Electronic Corp.	3,791,627
41,300		SMC Corp.	4,925,152
99,500		Secom Co. Ltd.	3,616,034
175,000		Seven-Eleven Japan Co., Ltd.	5,065,516
916,000		Sumitomo Chemical Co., Ltd.	3,270,383
431,000		Sumitomo Electric Industries Ltd.	3,526,238
170,400		Takeda Chemical Industries Ltd.	6,534,995
125,000		Toyota Motor Corp.	3,755,193

		TOTAL	77,686,353

		Netherlands--3.6%
114,339	[1]	ASM Lithography Holding NV	2,161,929
200,500		Euronext NV	4,808,592
137,500		VNU - Verenigde Nederlandse Uitgeversbedrijven	4,287,456

		TOTAL	11,257,977

		Portugal--2.3%
1,532,100		Banco Comercial Portugues SA, Class R	3,143,214
633,000		Brisa-Auto Estradas de Portugal SA	4,025,041

		TOTAL	7,168,255

		Russia--3.3%
255,900		Gazprom, ADR	6,167,190
26,900		Lukoil Holding Co., ADR	2,324,160
80,000		Surgutneftegaz, ADR	2,124,000

		TOTAL	10,615,350

		Singapore--1.2%
532,000		Oversea-Chinese Banking Corp. Ltd.	3,672,904

		South Africa--0.9%
187,100		Harmony Gold Mining Co., Ltd., ADR	2,961,793

		Spain--3.0%
736,123		Telefonica SA	9,538,166

		Switzerland--9.9%
46,400		Nobel Biocare Holding AG	4,357,018
247,700		Novartis AG	10,473,897
65,925		Roche Holding AG	5,947,928
163,500		UBS AG	10,541,239

		TOTAL	31,320,082

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Taiwan, Province of China--2.6%
1,783,125		Asustek Computer, Inc.	$3,968,302
2,367,760	[1]	Taiwan Semiconductor Manufacturing Co.	4,402,716

		TOTAL	8,371,018

		Thailand--0.7%
9,862,100		Krung Thai Bank Public Co., Ltd.	2,153,977
11		Siam City Bank Public Co., Ltd.	0

		TOTAL	2,153,977

		United Kingdom--19.2%
467,900		Amvescap PLC	3,319,868
62,130		AstraZeneca PLC	2,823,653
316,039		GlaxoSmithKline PLC	7,135,329
674,900		Marks & Spencer Group PLC	3,120,717
248,900		Reckitt Benckiser PLC	5,439,477
305,800		Rio Tinto PLC	7,314,933
242,547		Royal Bank of Scotland PLC, Edinburgh	6,779,303
1,605,600		Tesco PLC	6,878,141
5,431,127		Vodafone Group PLC	12,486,532
583,500		WPP Group PLC	5,597,146

		TOTAL	60,895,099

		TOTAL COMMON STOCKS (IDENTIFIED COST $256,682,679)	308,957,941

		MUTUAL FUND--0.5%
1,450,342	[2]	Prime Value Obligations Fund, IS Shares (at net asset value)	1,450,342

		TOTAL INVESTMENTS--98.1% (IDENTIFIED COST $258,133,021)[3]	310,408,283

		OTHER ASSETS AND LIABILITIES - NET--1.9%	6,001,069

		NET ASSETS--100%	$316,409,352

1 Non-income producing security.

2 Affiliated company.

3 The cost of investments for federal tax purposes is $261,646,315.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2003

Assets:
Total investments in securities, at value including $1,450,342 of investment affiliated issuers (Note 5) (identified cost $258,133,021)		$310,408,283
Cash denominated in foreign currencies (identified cost $188,416)		188,562
Cash		14,096
Income receivable		702,043
Receivable for investments sold		5,859,793
Receivable for shares sold		290,651

TOTAL ASSETS		317,463,428

Liabilities:
Payable for shares redeemed	$672,846
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	138,551
Payable for portfolio accounting fees (Note 5)	9,966
Payable for distribution service fees (Note 5)	64,730
Payable for shareholder services fee (Note 5)	64,224
Net payable for foreign currency exchange contracts	1,710
Accrued expenses	102,049

TOTAL LIABILITIES		1,054,076

Net assets for 22,544,558 shares outstanding		$316,409,352

Net Assets Consist of:
Paid in capital		$532,273,293
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		52,320,357
Accumulated net realized loss on investments and foreign currency transactions		(268,300,536)
Undistributed net investment income		116,238

TOTAL NET ASSETS		$316,409,352

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($210,332,154 ÷ 14,498,647 shares outstanding)		$14.51

Offering price per share (100/94.50 of $14.51)[1]		$15.35

Redemption proceeds per share		$14.51

Class B Shares:
Net asset value per share ($39,772,150 ÷ 2,990,510 shares outstanding)		$13.30

Offering price per share		$13.30

Redemption proceeds per share (94.50/100 of $13.30)[1]		$12.57

Class C Shares:
Net asset value per share ($66,305,048 ÷ 5,055,401 shares outstanding)		$13.12

Offering price per share (100/99.00 of $13.12)[1]		$13.25

Redemption proceeds per share (99.00/100 of $13.12)[1]		$12.99

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2003

Investment Income:
Dividends (including $126,132 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $851,428)			$6,922,101
Interest			6,928

TOTAL INCOME			6,929,029

Expenses:
Investment adviser fee (Note 5)		$3,239,289
Administrative personnel and services fee (Note 5)		244,802
Custodian fees		161,812
Transfer and dividend disbursing agent fees and expenses (Note 5)		969,421
Directors'/Trustees' fees		7,853
Auditing fees		18,985
Legal fees		6,249
Portfolio accounting fees (Note 5)		118,711
Distribution services fee--Class B Shares (Note 5)		270,712
Distribution services fee--Class C Shares (Note 5)		429,482
Shareholder services fee--Class A Shares (Note 5)		576,424
Shareholder services fee--Class B Shares (Note 5)		90,237
Shareholder services fee--Class C Shares (Note 5)		143,161
Share registration costs		69,560
Printing and postage		104,237
Insurance premiums		9,161
Taxes		23,396
Interest expense		20,255
Miscellaneous		7,368

TOTAL EXPENSES		6,511,115

Waiver, Reimbursement and Expense Reduction (Note 5):
Reimbursement of investment adviser fee	$(944)
Waiver of administrative personnel and services fee	(950)
Fees paid indirectly from directed broker arrangements	(19,038)

TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		(20,932)

Net expenses			6,490,183

Net investment income			438,846

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (net of foreign taxes withheld of $6,403)			(4,221,937)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			61,519,954

Net realized and unrealized gain on investments and foreign currency transactions			57,298,017

Change in net assets resulting from operations			$57,736,863

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$438,846	$(1,060,173)
Net realized loss on investments and foreign currency transactions	(4,221,937)	(79,284,950)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	61,519,954	6,918,917

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	57,736,863	(73,426,206)

Share Transactions:
Proceeds from sale of shares	880,468,663	785,072,370
Cost of shares redeemed	(983,937,900)	(830,759,984)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(103,469,237)	(45,687,614)

Change in net assets	(45,732,374)	(119,113,820)

Net Assets:
Beginning of period	362,141,726	481,255,546

End of period (including undistributed net investment income of $116,238 and $0, respectively)	$316,409,352	$362,141,726

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2003

1. ORGANIZATION

Federated International Series Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A, Class B and Class C Shares. The investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2003, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contract to Deliver	In Exchange For	Contract at Value	Unrealized Depreciation
Contract Sold:
12/3/2003	2,279,513 Euro	$2,733,135	$2,734,845	$(1,710)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At November 30, 2003, par value shares ($0.0001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	500,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
TOTAL	1,500,000,000

Transactions in capital stock were as follows:

Year Ended November 30	2003		2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	73,281,752	$841,355,158	56,811,983	$740,290,798
Shares redeemed	(80,596,273)	(936,930,594)	(58,396,754)	(775,144,463)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(7,314,521)	$(95,575,436)	(1,584,771)	$(34,853,665)

Year Ended November 30	2003		2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	251,998	$2,967,945	325,094	$4,179,453
Shares redeemed	(924,789)	(10,156,609)	(1,335,760)	(16,800,490)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(672,791)	$(7,188,664)	(1,010,666)	$(12,621,037)

Year Ended November 30	2003		2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,327,066	$36,145,560	3,327,562	$40,602,119
Shares redeemed	(3,354,163)	(36,850,697)	(3,144,786)	(38,815,031)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(27,097)	$(705,137)	182,776	$1,787,088

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(8,014,409)	$(103,469,237)	(2,412,661)	$(45,687,614)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency and reversal of the prior year tax deferral of losses on wash sales.

For the year ended November 30, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$1,311	$(322,608)	$321,297

Net investment income (loss), net realized gains (losses), as disclosed on the Statement of Operations and net assets were not affected by this reclassification.

As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 122,641

Unrealized appreciation	$ 48,807,063

Capital loss carryforward	$264,787,242

The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the tax deferral of losses on wash sales.

At November 30, 2003, the cost of investments for federal tax purposes was $261,646,315. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $48,761,968. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $305,444,647 and net unrealized depreciation from investments for those securities having an excess of cost over value of $256,682,679.

At November 30, 2003, the Fund had a capital loss carryforward of $264,787,242 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$ 367,805

2007	$ 2,094,798

2009	$ 170,953,885

2010	$ 84,265,416

2011	$ 7,105,338

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by Federated Investment Management Company ("FIMC"), an affiliate of the Fund's Adviser. FIMC has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the fund are recorded as income in the accompany financial statements and totaled $126,132 for the period.

Administrative Fee

Federated Administrative Services ("FAS") under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended November 30, 2003 the fees paid to FAS and FServ were $19,576 and $224,276, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the fiscal year ended November 30, 2003, FSC the principal distributor retained $14,184 in sales charges from the sale of Class A Shares. FSC also retained $181,845 of contingent deferred sales charges relating to redemptions of Class A Shares and $2,001 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended November 30, 2003, the Fund's expenses were reduced by $19,038 under these arrangements.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2003 were as follows:

Purchases	$ 467,826,544

Sales	$573,432,217

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2003, the diversification of sectors was as follows:

Sector	Percentage of Net Assets
Healthcare	16.6%
Financials	15.9%
Consumer Discretionary	12.5%
Telecommunication Services	11.3%
Materials	9.2%
Consumer Staples	8.5%
Information Technology	8.5%
Industrials	8.4%
Energy	6.7%

8. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of November 30, 2003, there were no outstanding loans. During the year ended November 30, 2003, the maximum outstanding borrowing was $29,123,000. The Fund had an average outstanding daily balance of $6,182,903 with a high and low interest rate of 1.94% and 1.50%, respectively, representing only the days the LOC was utilized. Interest expense totaled $20,255 for the year ended November 30, 2003.

9. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2003, the Fund did not designate any long-term capital gain dividends.

For the fiscal year ended November 30, 2003, 100% of the distributions from net investment income paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF DIRECTORS OF FEDERATED INTERNATIONAL SERIES, INC. AND SHAREHOLDERS OF FEDERATED INTERNATIONAL EQUITY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated International Equity Fund (the "Fund") (one of the portfolios constituting Federated International Series, Inc.) as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International Equity Fund of Federated International Series, Inc. at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
January 12, 2004

Board of Directors and Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises two portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios.

The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: March 1984

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: January 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 2000

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: March 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 2002

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania, and Passport Research, Ltd. and Passport Research III, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: January 2003

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania, and Passport Research, Ltd. and Passport Research III, Ltd.

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: March 1984

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
Robert M. Kowit Birth Date: June 27, 1945 VICE PRESIDENT Began serving: November 1999

Robert M. Kowit is Vice President of the Corporation. Mr. Kowit joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. He served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President/Portfolio Manager of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in Finance.

Uri D. Landesman Birth Date: November 23, 1961 VICE PRESIDENT Began serving: May 2003

Uri. D. Landesman is Vice President of the Corporation. Mr. Landesman joined Federated in February 2003 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Landesman served as Principal/Portfolio Manager of Arlington Capital Management from July 2001 to February 2003, and as Principal/Chief Investment Officer of Aaron Fleck & Associates, LLC/A.F.A. Management Partners, L.P. from April 1999 through June 2001. Mr. Landesman was a Vice President, Lead Portfolio Manager with J.P. Morgan Investment Management from February 1997 through March 1999. He received his B.A. from Yeshiva College, Yeshiva University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated International Equity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420G101
Cusip 31420G200
Cusip 31420G309

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G00267-01 (1/04)

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards  for  Investment  Companies - Ethical
Standards for Principal  Executive and Financial  Officers") that applies to the registrant's  Principal Executive Officer and Principal  Financial Officer;  the
registrant's Principal Financial Officer also serves as the Principal Accounting
Officer.

The registrant  hereby  undertakes to provide any person,  without charge,  upon request,  a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406
Standards for Investment  Companies - Ethical Standards for Principal  Executive
and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated International Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 27, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 27, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 27, 2004